Plumb Balanced Fund
Schedule of Investments
December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.41%
Automobiles & Components - 2.04%
Ford Motor Co.	125,000	$2,596,250

Banks - 2.80%
JPMorgan Chase & Co.	22,500	3,562,875

Commercial & Professional Services - 3.74%
Copart, Inc. (a)	21,000	3,184,020
VSE Corp.	26,000	1,584,440
		4,768,460
Diversified Financials - 2.27%
Discover Financial Services	25,000	2,889,000

Food, Beverage & Tobacco - 2.36%
Constellation Brands, Inc. - Class A	12,000	3,011,640

Health Care Equipment & Services - 1.69%
Intuitive Surgical, Inc. (a)	6,000	2,155,800

Media & Entertainment - 2.73%
Alphabet, Inc. - Class A (a)	1,200	3,476,448

Pharmaceuticals, Biotechnology & Life Sciences - 1.69%
Merck & Co., Inc.	28,000	2,145,920

Retailing - 7.07%
Amazon.com, Inc. (a)	1,050	3,501,057
Chewy, Inc. (a)	36,000	2,122,920
MercadoLibre, Inc. (a)	2,500	3,371,000
		8,994,977
Semiconductors & Semiconductor Equipment - 7.34%
Advanced Micro Devices, Inc. (a)	22,000	3,165,800
NVIDIA Corp.	21,000	6,176,310
		9,342,110
Software & Services - 28.19%
Adobe, Inc. (a)	5,250	2,977,065
Adyen NV - ADR (a)(b)	105,000	2,763,600
ANSYS, Inc. (a)	3,750	1,504,200
Autodesk, Inc. (a)	13,000	3,655,470
Domo, Inc. (a)	22,000	1,091,200
Latch, Inc. (a)	175,000	1,324,750
Marqeta, Inc. (a)	60,000	1,030,200
Mastercard, Inc. - Class A	13,500	4,850,820
Microsoft Corp.	14,500	4,876,640
Mitek Systems, Inc. (a)	140,000	2,485,000
PayPal Holdings, Inc. (a)	13,500	2,545,830
Visa, Inc. - Class A	19,000	4,117,490
WEX, Inc. (a)	19,000	2,667,410
		35,889,675
Technology Hardware & Equipment - 3.49%
Apple, Inc.	25,000	4,439,250

TOTAL COMMON STOCKS (Cost $47,205,360)		83,272,405

CORPORATE BONDS - 31.98%	Principal Amount
Automobiles & Components - 0.39%
Toyota Industries Corp. (b)
3.11%, 03/12/2022	500,000	501,541

Banks - 13.97%
Amalgamated Financial Corp.
3.25%, (3 Month LIBOR USD +2.30%) 11/15/2031 (c)	1,500,000	1,500,239
Banc of California, Inc.
4.38%, (SOFR + 4.20%) 10/30/2030 (c)	1,700,000	1,783,410
Bank OZK
2.75%, (SOFR + 2.09%) 10/01/2031 (c)	2,500,000	2,503,976
Citigroup, Inc.
1.47%, (3 Month LIBOR USD + 1.35%) 04/25/2024 (c)	500,000	503,680
4.70%, (SOFR + 3.23%) Perpetual Maturity (c)	600,000	607,620
Flagstar Bancorp, Inc.
4.13%, (SOFR + 3.91%) 11/01/2030 (c)	500,000	526,525
Fulton Financial Corp.
3.25%, (SOFR + 2.30%) 03/15/2030 (c)	1,705,000	1,717,473
Home BancShares, Inc.
5.63%, (3 Month LIBOR USD + 3.58%) 04/15/2027 (c)	2,310,000	2,339,158
JPMorgan Chase & Co.
6.75%, (3 Month LIBOR USD + 3.78%) Perpetual Maturity (c)	2,325,000	2,521,462
Pinnacle Financial Partners, Inc.
4.13%, (3 Month LIBOR USD + 2.78%) 09/15/2029 (c)	1,575,000	1,605,185
TriState Capital Holdings, Inc.
5.75%, (3 Month LIBOR USD + 5.36%) 05/15/2030 (c)	500,000	551,240
Western Alliance Bank
5.25%, (SOFR + 5.12%) 06/01/2030 (c)	1,500,000	1,628,947
		17,788,915
Capital Goods - 1.20%
Carlisle Cos, Inc.
3.50%, 12/01/2024	500,000	527,782
General Electric Co.
1.20%, (3 Month LIBOR USD + 1.00%) 03/15/2023 (c)	1,000,000	1,004,329
		1,532,111
Consumer Services - 2.28%
Expedia Group, Inc.
5.00%, 02/15/2026	2,600,000	2,895,746

Diversified Financials - 1.66%
The Charles Schwab Corp.
5.38%, (H15T5Y + 4.97%) Perpetual Maturity (c)	1,000,000	1,092,500
The Goldman Sachs Group, Inc.
1.83%, (3 Month LIBOR USD + 1.70%) 04/05/2026 (c)	1,000,000	1,023,347
		2,115,847
Health Care Equipment & Services - 1.75%
CVS Pass-Through Trust
6.94%, 01/10/2030	180,793	214,427
Kaiser Foundation Hospitals
3.50%, 04/01/2022	2,000,000	2,013,508
		2,227,935
Insurance - 1.24%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,000,000	1,031,940
Old Republic International Corp.
4.88%, 10/01/2024	500,000	545,096
		1,577,036
Petroleum and Coal Products Manufacturing - 0.21%
Murphy Oil USA, Inc.
5.63%, 05/01/2027	250,000	260,270

Semiconductors & Semiconductor Equipment - 2.09%
Qorvo, Inc.
4.38%, 10/15/2029	2,500,000	2,657,188

Software & Services - 6.24%
CDK Global, Inc.
4.88%, 06/01/2027	2,305,000	2,388,268
PayPal Holdings, Inc.
2.20%, 09/26/2022	1,548,000	1,570,126
VeriSign, Inc.
4.75%, 07/15/2027	2,000,000	2,079,770
VMware, Inc.
3.90%, 08/21/2027	1,750,000	1,907,886
		7,946,050
Technology Hardware & Equipment - 0.95%
Motorola Solutions, Inc.
4.00%, 09/01/2024	1,135,000	1,209,863

TOTAL CORPORATE BONDS (Cost $40,701,145)		40,712,502

SHORT TERM INVESTMENT - 2.34%	Shares
Money Market Fund - 2.34%
First American Government Obligations Fund - Class X - 0.03% (d)	2,974,112	2,974,112
TOTAL SHORT TERM INVESTMENT (Cost $2,974,112)		2,974,112

Total Investments (Cost $90,880,617) - 99.73%		126,959,019
Other Assets in Excess of Liabilities - 0.27%		348,900
TOTAL NET ASSETS - 100.00%		$127,307,919
ADR - American Depositary Receipt
H15T5Y - 5 Year Treasury Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Netherlands 2.17%, Japan: 0.39%.
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of December 31, 2021.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of December 31, 2021.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$83,272,405	$-	$-	$83,272,405
Corporate Bonds*	-	40,712,502	-	40,712,502
Money Market Fund	2,974,112	-	-	2,974,112
Total	$86,246,517	$40,712,502	$-	$126,959,019

*For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended December 31, 2021, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.